Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net (Details) - Schedule of Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deposits, Prepayment, Other Receivables and Deferred IPO Cost, Net [Abstract]
Other receivables	$ 359,035	$ 15,910	$ 30,295
Deposits	131,111	123,008	40,131
Prepayment	213,765	4,848
Deferred initial public offering “IPO” cost		373,677
Less: allowance for expected credit loss	(14)	(14)	(141)
Deposits, prepayment, other receivables and deferred IPO cost, net	$ 703,897	$ 517,429	$ 70,285